UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22969

Palmer Square Opportunistic Income Fund
(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway
Suite 315
Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Katie Elliott, Chief Compliance Officer
1900 Shawnee Mission Parkway
Suite 315
Mission Woods, KS 66205
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 816-994-3200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

(a)           The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Opportunistic Income Fund
Class I (Ticker: PSOIX)
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
JANUARY 31, 2026

Palmer Square Opportunistic Income Fund
Table of Contents
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION 1
Table of Contents ii
Consolidated Schedule of Investments 1
Consolidated Statement of Assets and Liabilities 19
Consolidated Statement of Operations 20
Consolidated Statements of Changes of Net Assets 21
Consolidated Statement of Cash Flows 22
Consolidated Financial Highlights 23
Notes to Consolidated Financial Statements 24
Supplemental Information 39
Expense Example 41
This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Opportunistic Income Fund. This report is not authorized for distribution to prospective investors in the
Fund unless preceded or accompanied by an effective prospectus.
www.palmersquarefunds.com

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
1
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
BANK LOANS
—
14.5%
A-AP Buyer, Inc., First Lien, Initial Term Loan
6.417% (3-Month Term SOFR + 275 basis points), 9/9/2031
1,2,3
742,500 $ 745,284
Acrisure LLC, First Lien, Term Loan, B6
6.672% (1-Month Term SOFR + 300 basis points), 11/6/2030
1,2,3
725,529 724,350
Ahead DB Holdings LLC, First Lien, Term Loan, B3
6.172% (3-Month Term SOFR + 250 basis points), 2/3/2031
1,2,3
492,531 485,759
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing Term Loan, B
6.773% (3-Month Term SOFR + 300 basis points), 7/31/2028
1,2,3
1,225,767 1,227,612
Aimbridge Acquisition Co., Inc., First Lien, First Out Term Loan
9.290% (1-Month Term SOFR + 550 basis points), 3/11/2030
1,3
67,348 67,264
Aimbridge Acquisition Co., Inc., First Lien, Second Out Term Loan
11.292% (1-Month Term SOFR + 761.5 basis points), 3/11/2030
1,3
70,969 70,880
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan
6.172% (1-Month Term SOFR + 250 basis points), 9/19/2031
1,2,3
594,770 593,747
Allied Universal Holdco LLC, First Lien, Amendment No. 7 Replacement USD Term Loan
6.922% (1-Month Term SOFR + 325 basis points), 8/20/2032
1,2,3
748,125 750,429
Amynta Agency Borrower, Inc., First Lien, 2026 Refinancing Term Loan
6.171% (1-Month Term SOFR + 250 basis points), 12/29/2031
1
491,309 489,314
Aretec Group, Inc., First Lien, Term Loan, B4
6.672% (1-Month Term SOFR + 300 basis points), 8/9/2030
1,2,3
491,294 489,852
Ascend Learning LLC, First Lien, Initial Term Loan
6.716% (1-Month Term SOFR + 300 basis points), 12/11/2028
1,3
746,241 739,946
Aspire Bakeries Holdings LLC, First Lien, Initial Term Loan
6.672% (1-Month Term SOFR + 300 basis points), 12/23/2030
1,3
742,500 747,297
Autokiniton US Holdings, Inc., First Lien, Term Loan, B
7.786% (1-Month Term SOFR + 400 basis points), 4/6/2028
1,2,3
723,864 722,959
Aveanna Healthcare LLC, First Lien, 2025 Term Loan
7.422% (1-Month Term SOFR + 375 basis points), 9/17/2032
1,2,3
498,750 499,234
B&G Foods, Inc., First Lien, Term Loan, B5
7.172% (1-Month Term SOFR + 350 basis points), 10/10/2029
1,2,3
493,750 471,121
Barracuda Networks, Inc., First Lien, Initial Term Loan
8.167% (3-Month Term SOFR + 450 basis points), 8/15/2029
1,2,3
727,500 566,770
Bulldog Purchaser, Inc., First Lien, Term Loan
0.00%, 12/28/2032
1,3
500,000 499,375
Calabrio, Inc., First Lien, First Out Term Loan
7.767% (12-Month Term SOFR + 400 basis points), 11/26/2032
1,3
500,000 461,875
Cengage Learning, Inc., First Lien, 2026 Refinancing Term Loan
6.671% (1-Month Term SOFR + 3%; 3-Month Term SOFR + 3% basis points), 3/24/2031
1,3
492,525 492,678
Central Parent LLC, First Lien, 2024 Refinancing Term Loan
6.922% (3-Month Term SOFR + 325 basis points), 7/6/2029
1,2,3
445,489 358,618
CHG Healthcare Services, Inc., First Lien, Amendment No. 7 Refinancing Term Loan
6.590% (3-Month Term SOFR + 275 basis points), 9/29/2028
1,2,3
1,473,833 1,476,854
Clarios Global LP, First Lien, Amendment No. 6 Dollar Term Loan
6.422% (1-Month Term SOFR + 275 basis points), 1/28/2032
1,2,3
498,750 500,151
Cotiviti, Inc., First Lien, Amendment No. 2 Term Loan
6.450% (1-Month Term SOFR + 275 basis points), 3/26/2032
1,2,3
748,120 694,256

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
2
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
BANK LOANS (Continued)
CPM Holdings, Inc., First Lien, Initial Term Loan
8.200% (1-Month Term SOFR + 450 basis points), 9/28/2028
1,3
490,000 $ 484,029
Creative Artists Agency LLC, First Lien, Term Loan
6.172% (1-Month Term SOFR + 250 basis points), 10/1/2031
1,2,3
733,262 733,416
Crown Subsea Communications Holding, Inc., First Lien, 2025 Term Loan
7.172% (1-Month Term SOFR + 350 basis points), 1/30/2031
1,3
748,111 751,384
Darktrace Finco US LLC, First Lien, Initial Term Loan
6.898% (3-Month Term SOFR + 325 basis points), 10/9/2031
1,2,3
744,375 727,470
Dawn Bidco LLC, First Lien, Term Loan
6.759% (12-Month Term SOFR + 300 basis points), 8/20/2032
1,2,3
750,000 730,781
Dedalus Finance GmbH, First Lien, Senior Extension Term Loan, B2
5.857% (EURIBOR 6 Month + 375 basis points), 5/6/2030
1,3
800,000 948,043
EAB Global, Inc., First Lien, Term Loan
6.672% (1-Month Term SOFR + 300 basis points), 8/16/2030
1,2,3
742,443 687,955
EnergySolutions LLC, First Lien, Initial Term Loan
6.922% (1-Month Term SOFR + 325 basis points), 9/23/2030
1,2,3
410,928 412,469
Ensemble RCM LLC, First Lien, Term Loan, B
6.667% (3-Month Term SOFR + 300 basis points), 8/1/2029
1,2,3
731,148 726,008
6.674% (12-Month Term SOFR + 325 basis points), 1/27/2033
1,3
750,000 743,437
EP Purchaser LLC, First Lien, 2023 Incremental Term Loan
8.437% (3-Month Term SOFR + 450 basis points), 11/6/2028
1,3
643,438 401,183
EW Scripps Co. (The), First Lien, Term Loan, B2
9.540% (1-Month Term SOFR + 575 basis points), 6/30/2028
1,3
586,811 594,393
Filtration Group Corp., First Lien, 2025-B Incremental Dollar Term Loan
6.422% (1-Month Term SOFR + 275 basis points), 10/23/2028
1,2,3
703,780 705,909
First Eagle Holdings, Inc., First Lien, Initial Term Loan
7.172% (3-Month Term SOFR + 350 basis points), 8/16/2032
1,2,3
640,625 636,522
Fortress Intermediate 3, Inc., First Lien, Term Loan, B
6.675% (1-Month Term SOFR + 300 basis points), 6/27/2031
1,2,3
742,514 730,448
Genuine Financial Holdings LLC, First Lien, 2025 Replacement Term Loan
6.922% (1-Month Term SOFR + 325 basis points), 9/27/2030
1,3
733,219 664,938
Global Medical Response, Inc., First Lien, Initial Term Loan
7.170% (3-Month Term SOFR + 350 basis points), 10/1/2032
1,3
750,000 753,461
Gloves Buyer, Inc., First Lien, Initial Term Loan
7.672% (1-Month Term SOFR + 400 basis points), 5/21/2032
1,3
746,255 743,613
Grant Thornton Advisors LLC, First Lien, 2025 Incremental Term Loan
6.422% (1-Month Term SOFR + 275 basis points), 6/2/2031
1,3
740,662 732,074
Great Outdoors Group LLC, First Lien, Term Loan, B
6.922% (1-Month Term SOFR + 325 basis points), 1/23/2032
1,2,3
570,385 571,169
Grinding Media, Inc., First Lien, Term Loan, B
7.335% (3-Month Term SOFR + 350 basis points), 10/12/2028
1,2,3
738,721 739,183
GTCR Everest Borrower LLC, First Lien, 2025 Term Loan
6.422% (3-Month Term SOFR + 275 basis points), 9/5/2031
1,2,3
495,013 495,206
HP PHRG Borrower LLC, First Lien, Closing Date Term Loan
7.672% (3-Month Term SOFR + 400 basis points), 2/20/2032
1,3
746,250 732,258
HUB International Ltd., First Lien, 2025 Incremental Term Loan, B
5.920% (3-Month Term SOFR + 225 basis points), 6/20/2030
1,2,3
418,998 419,530
Hudson River Trading LLC, First Lien, Term Loan, B2
6.173% (1-Month Term SOFR + 250 basis points), 3/18/2030
1,3
727,433 725,691

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
3
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
BANK LOANS (Continued)
Hunter Douglas, Inc., First Lien, Term Loan, B1
6.672% (3-Month Term SOFR + 300 basis points), 1/16/2032
1,3
495,000 $ 494,587
Hunterstown Generation LLC, First Lien, Term Loan
6.672% (3-Month Term SOFR + 300 basis points), 11/6/2031
1,2,3
687,466 689,123
Hyperion Refinance SARL, First Lien, 2025-3 Dollar Refinancing Term Loan
6.438% (1-Month Term SOFR + 275 basis points), 4/18/2030
1,2,3
734,925 735,766
Inception Holdco SARL, First Lien, Term Loan, B9
6.922% (3-Month Term SOFR + 325 basis points), 4/18/2031
1,3
744,366 750,879
INEOS US Finance LLC, First Lien, 2030 Dollar Term Loan
6.922% (1-Month Term SOFR + 325 basis points), 2/18/2030
1,2,3
452,695 328,204
INEOS US Petrochem LLC, First Lien, 2030 Dollar Term Loan, B
7.522% (1-Month Term SOFR + 375 basis points), 3/14/2030
1,2,3
438,750 288,114
Inmar, Inc., First Lien, 2025 Term Loan
8.168% (1-Month Term SOFR + 4.5%; 3-Month Term SOFR + 4.5% basis points), 10/30/2031
1,3
746,241 738,159
Ivanti Software, Inc., First Lien, 2025-1 Fourth Amendment Refinancing Term Loan
8.639% (3-Month Term SOFR + 475 basis points), 6/1/2029
1,3
639,765 499,074
Ivanti Software, Inc., First Lien, Initial Term Loan
9.639% (3-Month Term SOFR + 575 basis points), 6/1/2029
1,3
117,796 120,152
Lackawanna Energy Center LLC, First Lien, Term Loan, B
6.675% (1-Month Term SOFR + 300 basis points), 7/23/2032
1,3
478,600 482,130
Lavender Dutch BorrowerCo BV, First Lien, USD Term Loan, B
6.935% (3-Month Term SOFR + 325 basis points), 12/2/2032
1,3
500,000 502,293
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental Term Loan
7.521% (1-Month Term SOFR + 375 basis points), 6/6/2031
1,3
738,750 712,968
Mariner Wealth Advisors LLC, First Lien, Amendment No. 9 Refinancing Term Loan
5.936% (3-Month Term SOFR + 225 basis points), 12/31/2030
1,3
740,656 742,415
Medical Solutions Holdings, Inc., First Lien, Term Loan
7.267% (3-Month Term SOFR + 350 basis points), 11/1/2028
1,3
1,718,920 385,683
Mermaid Bidco, Inc., First Lien, USD Term Loan, B
7.151% (3-Month Term SOFR + 325 basis points), 7/3/2031
1,2,3
497,481 490,019
MH Sub I LLC, First Lien, 2024 December New Term Loan
7.922% (1-Month Term SOFR + 425 basis points), 12/31/2031
1,2,3
295,490 242,935
MH Sub I LLC, First Lien, Term Loan
7.922% (1-Month Term SOFR + 425 basis points), 5/3/2028
1,2,3
436,554 397,576
Mitchell International, Inc., First Lien, Term Loan
6.659% (12-Month Term SOFR + 300 basis points), 6/17/2031
1
740,625 726,275
NAB Holdings LLC, First Lien, 2025 Refinancing Term Loan
6.172% (3-Month Term SOFR + 250 basis points), 11/24/2028
1,3
723,970 685,444
New WPCC Parent LLC, First Lien, Term Loan
13.172% (1-Month Term SOFR + 950 basis points), 5/9/2030
1,3
1,132 1,084
Nexus Buyer LLC, First Lien, Initial Term Loan
7.216% (1-Month Term SOFR + 350 basis points), 7/31/2031
1,2,3
740,658 725,274
Nexus Buyer LLC, Second Lien, Initial Term Loan
9.422% (1-Month Term SOFR + 575 basis points), 2/16/2032
1,3
1,000,000 984,645
Nouryon Finance BV, First Lien, November 2024 Dollar Term Loan, B1
7.036% (3-Month Term SOFR + 325 basis points), 4/3/2028
1,2,3
479,041 479,640
NSM Top Holdings Corp., First Lien, Amendment No. 9 Term Loan
8.022% (3-Month Term SOFR + 425 basis points), 5/14/2029
1,3
498,750 502,074

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
4
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
BANK LOANS (Continued)
OMNIA Partners LLC, First Lien, Term Loan, C
6.455% (3-Month Term SOFR + 275 basis points), 12/31/2032
1,2,3
492,528 $ 493,730
OneDigital Borrower LLC, First Lien, 2025 Refinancing Term Loan, B
6.672% (1-Month Term SOFR + 300 basis points), 7/2/2031
1,2,3
738,750 738,137
OPAL US LLC, First Lien, Term Loan, B4
6.686% (3-Month Term SOFR + 300 basis points), 4/28/2032
1,2,3
748,125 748,985
Outcomes Group Holdings, Inc., First Lien, 2025 Refinancing Term Loan
6.716% (1-Month Term SOFR + 300 basis points), 5/6/2031
1,2,3
492,534 494,416
Ovg Business Services LLC, First Lien, Initial Term Loan
6.672% (1-Month Term SOFR + 300 basis points), 6/25/2031
1,2,3
1,109,753 1,109,065
Peer Holding III BV, First Lien, Term Loan, B5
6.172% (3-Month Term SOFR + 250 basis points), 7/1/2031
1,2,3
742,500 743,335
Peraton Corp., First Lien, Term Loan, B
7.690% (3-Month Term SOFR + 375 basis points), 2/1/2028
1,2,3
718,933 665,462
Petco Health & Wellness Co., Inc., First Lien, Initial Term Loan
7.184% (3-Month Term SOFR + 325 basis points), 3/3/2028
1,2,3
673,552 673,387
Petco Health & Wellness Co., Inc., First Lien, Term Loan, B
7.674% (12-Month Term SOFR + 425 basis points), 1/22/2031
1,3
500,000 490,268
Phoenix Guarantor, Inc., First Lien, Term Loan, B5
6.172% (1-Month Term SOFR + 250 basis points), 2/21/2031
1,3
736,922 736,756
PODS LLC, First Lien, Term Loan
6.831% (1-Month Term SOFR + 300 basis points), 3/31/2028
1,2,3
723,552 719,934
Pre-Paid Legal Services, Inc., First Lien, Initial Term Loan, B
6.922% (1-Month Term SOFR + 325 basis points), 12/15/2028
1,2,3
722,081 680,414
Project Alpha Intermediate Holding, Inc., First Lien, Second Amendment Refinancing Term
Loan
6.922% (3-Month Term SOFR + 325 basis points), 10/28/2030
1,2,3
736,922 687,183
Project Alpha Intermediate Holding, Inc., Second Lien, Initial Term Loan
8.672% (3-Month Term SOFR + 500 basis points), 5/9/2033
1,3
500,000 400,000
Project Boost Purchaser LLC, First Lien, Initial Term Loan
6.422% (3-Month Term SOFR + 275 basis points), 7/16/2031
1,2,3
738,711 727,497
Proofpoint, Inc., First Lien, 2024 Refinancing Term Loan
6.672% (3-Month Term SOFR + 300 basis points), 8/31/2028
1,3
742,443 738,501
Radiology Partners, Inc., First Lien, Term Loan, B
8.172% (3-Month Term SOFR + 450 basis points), 6/30/2032
1,2,3
997,500 999,460
Raven Acquisition Holdings LLC, First Lien, Initial Term Loan
6.672% (1-Month Term SOFR + 300 basis points), 11/19/2031
1,2,3
694,750 688,758
RealPage, Inc., First Lien, Initial Term Loan
6.934% (3-Month Term SOFR + 300 basis points), 4/24/2028
1,2,3
721,734 714,776
Recovery Solutions Parent LLC, First Lien, Term Loan
11.172% (3-Month Term SOFR + 750 basis points), 1/28/2030
1,3
15,761 15,525
Red Planet Borrower LLC, First Lien, Initial Term Loan
7.672% (1-Month Term SOFR + 400 basis points), 9/8/2032
1,2,3
750,000 748,301
Renaissance Holdings Corp., First Lien, 2024-2 Term Loan, B
7.667% (3-Month Term SOFR + 400 basis points), 4/8/2030
1,2,3
733,163 623,188
Rocket Software, Inc., First Lien, Term Loan, B
7.466% (1-Month Term SOFR + 375 basis points), 11/28/2028
1,2,3
733,247 702,773

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
5
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
BANK LOANS (Continued)
Rohm Holding GmbH, First Lien, Term Loan
7.083% (EURIBOR 6 Month + 500 basis points), 1/31/2029
1,3
501,238 $ 560,226
9.697% (6-Month Term SOFR + 550 basis points), 1/31/2029
1,3
496,847 465,615
Salas O'Brien, Inc., First Lien, Term Loan
6.174% (12-Month Term SOFR + 275 basis points), 1/21/2033
1,3
428,571 429,643
TCP Sunbelt Acquisition Co., First Lien, Initial Term Loan
8.072% (3-Month Term SOFR + 425 basis points), 10/24/2031
1,3
742,500 745,752
team.Blue Finco SARL, First Lien, USD Additional Term Loan
6.922% (3-Month Term SOFR + 325 basis points), 7/12/2032
1,3
746,250 727,594
TK Elevator Midco GmbH, First Lien, Term Loan, B1
6.947% (6-Month Term SOFR + 275 basis points), 4/30/2030
1,2,3
496,259 498,091
Touchdown Acquirer, Inc., First Lien, Term Loan, B
6.572% (3-Month Term SOFR + 275 basis points), 2/21/2031
1,2,3
742,514 743,791
Traverse Midstream Partners LLC, First Lien, Advance Term Loan
6.167% (3-Month Term SOFR + 250 basis points), 2/16/2028
1,2,3
873,959 876,362
UGI Energy Services LLC, First Lien, Initial Term Loan
6.172% (1-Month Term SOFR + 250 basis points), 2/22/2030
1,2,3
452,576 453,424
UKG, Inc., First Lien, Initial Term Loan
6.167% (3-Month Term SOFR + 250 basis points), 2/10/2031
1,2,3
729,220 712,659
Vision Solutions, Inc., First Lien, New Term Loan, B
7.667% (3-Month Term SOFR + 400 basis points), 4/24/2028
1,2,3
574,500 488,828
VS Buyer LLC, First Lien, 2025-1 Initial Term Loan
5.917% (3-Month Term SOFR + 225 basis points), 4/14/2031
1,2,3
742,523 736,490
WEC US Holdings, Inc., First Lien, Initial Term Loan
5.700% (1-Month Term SOFR + 200 basis points), 1/27/2031
1,2,3
985,000 985,227
Whatabrands LLC, First Lien, 2024-2 Refinancing Term Loan, B
6.172% (1-Month Term SOFR + 250 basis points), 8/3/2028
1,2,3
723,975 724,199
Zelis Cost Management Buyer, Inc., First Lien, Term Loan, B2
6.466% (1-Month Term SOFR + 275 basis points), 9/28/2029
1,3
736,875 719,927
TOTAL BANK LOANS
(Cost $70,545,320) 68,378,387
COLLATERALIZED LOAN OBLIGATIONS
—
78.7%
522 Funding CLO Ltd.
Series 2019-5A-ER 10.432% (3-Month Term SOFR + 676 basis points), 4/15/2035
2,4,5
1,500,000 1,464,164
Series 2020-6A-DR 7.083% (3-Month Term SOFR + 341.2 basis points), 10/23/2034
2,4,5
1,250,000 1,245,368
Series 2020-6A-F 11.973% (3-Month Term SOFR + 830.2 basis points), 10/23/2034
2,4,5
1,000,000 889,912
720 East CLO Ltd.
Series 2023-2A-D1R 6.422% (3-Month Term SOFR + 275 basis points), 10/15/2038
2,4,5
1,000,000 1,005,512
Series 2023-2A-ER 9.172% (3-Month Term SOFR + 550 basis points), 10/15/2038
2,4,5
1,125,000 1,138,523
Series 2023-IA-DR 7.672% (3-Month Term SOFR + 400 basis points), 4/15/2038
2,4,5
500,000 505,229
AIMCO CLO Ltd.
Series 2015-AA-FR4 10.848% (3-Month Term SOFR + 718 basis points), 10/17/2038
2,4,5
1,000,000 970,451
Series 2018-AA-FR 10.918% (3-Month Term SOFR + 725 basis points), 10/17/2037
2,4,5
1,000,000 987,576
Series 2019-10A-ARR 5.079% (3-Month Term SOFR + 141 basis points), 7/22/2037
2,4,5
1,000,000 1,003,976
Series 2020-11A-D2R2 7.868% (3-Month Term SOFR + 420 basis points), 7/17/2037
2,4,5
1,000,000 1,010,144
Alinea CLO Ltd.
Series 2018-1A-DR 5.918% (3-Month Term SOFR + 225 basis points), 7/20/2031
2,4,5
1,500,000 1,503,703

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
6
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Annisa CLO Ltd.
Series 2016-2A-DRR 6.468% (3-Month Term SOFR + 280 basis points), 7/20/2031
2,4,5
1,050,000 $ 1,054,053
Apidos CLO Ltd.
Series 2015-23A-DRR 6.272% (3-Month Term SOFR + 260 basis points), 4/15/2033
2,4,5
1,250,000 1,255,497
Series 2017-28A-C1R 6.518% (3-Month Term SOFR + 285 basis points), 10/20/2038
2,4,5
1,675,000 1,689,386
Series 2018-29A-D1R 6.768% (3-Month Term SOFR + 310 basis points), 7/25/2038
2,4,5
1,500,000 1,512,586
Series 2023-44A-A1R 5.028% (3-Month Term SOFR + 136 basis points), 10/26/2037
2,4,5
2,000,000 2,007,269
Series 2025-54A-A1 4.968% (3-Month Term SOFR + 130 basis points), 10/20/2038
2,4,5
2,000,000 2,003,008
Series XXXA-CR 6.668% (3-Month Term SOFR + 300 basis points), 10/18/2031
2,4,5
1,500,000 1,508,019
Ares CLO Ltd.
Series 2016-39A-AR3 5.088% (3-Month Term SOFR + 142 basis points), 7/18/2037
2,4,5
1,500,000 1,505,974
Series 2019-54A-ER2 9.672% (3-Month Term SOFR + 600 basis points), 7/15/2038
2,4,5
1,000,000 1,007,348
Series 2025-76A-E 10.832% (3-Month Term SOFR + 716 basis points), 5/27/2038
2,4,5
1,000,000 1,029,752
Arini US CLO Ltd.
Series 1A-D 7.672% (3-Month Term SOFR + 400 basis points), 4/15/2038
2,4,5
1,000,000 1,010,459
Bain Capital Credit CLO Ltd.
Series 2018-2A-DR 6.618% (3-Month Term SOFR + 295 basis points), 7/19/2031
2,4,5
1,000,000 1,003,859
Series 2023-1A-A1R 5.071% (3-Month Term SOFR + 140 basis points), 7/16/2038
2,4,5
2,000,000 2,008,941
Series 2023-1A-D1R 6.871% (3-Month Term SOFR + 320 basis points), 7/16/2038
2,4,5
1,000,000 1,008,347
Series 2023-1A-D2R 7.621% (3-Month Term SOFR + 395 basis points), 7/16/2038
2,4,5
1,000,000 997,292
Ballyrock CLO Ltd.
Series 2019-2A-C1R3 6.368% (3-Month Term SOFR + 270 basis points), 10/25/2038
2,4,5
1,000,000 1,005,535
Series 2019-2A-C2R3 7.618% (3-Month Term SOFR + 395 basis points), 10/25/2038
2,4,5
1,000,000 1,000,397
Series 2020-14A-DR 9.518% (3-Month Term SOFR + 585 basis points), 7/20/2037
2,4,5
1,000,000 1,001,744
Series 2021-17A-C1R 6.368% (3-Month Term SOFR + 270 basis points), 10/20/2038
2,4,5
2,000,000 2,013,528
Series 2021-17A-C2R 7.618% (3-Month Term SOFR + 395 basis points), 10/20/2038
2,4,5
1,000,000 1,000,405
Series 2021-17A-DR 9.768% (3-Month Term SOFR + 610 basis points), 10/20/2038
2,4,5
1,000,000 1,006,347
Series 2023-24A-DR 9.672% (3-Month Term SOFR + 600 basis points), 7/15/2038
2,4,5
1,750,000 1,765,712
Barings CLO Ltd.
Series 2023-1A-D1R 7.068% (3-Month Term SOFR + 340 basis points), 4/20/2038
2,4,5
1,000,000 1,005,287
Series 2024-5A-D1 6.672% (3-Month Term SOFR + 300 basis points), 7/15/2038
2,4,5
1,000,000 1,005,250
Series 2025-7A-D1 6.428% (3-Month Term SOFR + 270 basis points), 1/15/2038
2,4,5
750,000 755,472
Series 2025-8A-E 8.670% (3-Month Term SOFR + 500 basis points), 1/15/2039
2,4,5
1,000,000 1,000,585
Barings Euro CLO
Series 2015-1X-DRR 5.680% (3-Month EURIBOR + 365 basis points), 7/25/2035
2,4
1,500,000 1,780,608
Battalion CLO Ltd.
Series 2016-10A-CR2 7.380% (3-Month Term SOFR + 371.2 basis points), 1/24/2035
2,4,5
500,000 474,931
Series 2020-15A-A1RR 4.648% (3-Month Term SOFR + 98 basis points), 1/17/2033
2,4,5
1,077,763 1,078,702
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 4.918% (3-Month Term SOFR + 125 basis points), 10/20/2038
2,4,5
1,500,000 1,502,252
Series 2015-6BR-D1R 6.368% (3-Month Term SOFR + 270 basis points), 4/20/2038
2,4,5
2,000,000 2,013,092
Series 2019-17A-D1R2 6.822% (3-Month Term SOFR + 315 basis points), 10/15/2037
2,4,5,6
1,000,000 1,009,841
Series 2021-23A-DR 6.568% (3-Month Term SOFR + 290 basis points), 4/25/2034
2,4,5
1,000,000 1,006,883
Series 2021-23A-ER 8.918% (3-Month Term SOFR + 525 basis points), 4/25/2034
2,4,5
1,000,000 1,005,086
Series 2022-27A-D1R 6.818% (3-Month Term SOFR + 315 basis points), 10/20/2037
2,4,5
1,000,000 1,007,901
Series 2024-36A-D1 6.618% (3-Month Term SOFR + 295 basis points), 1/25/2038
2,4,5
1,500,000 1,507,909
Series 2025-42A-A 4.968% (3-Month Term SOFR + 130 basis points), 10/25/2038
2,4,5
2,000,000 2,003,010
Birch Grove CLO Ltd.
Series 2024-8A-E 10.768% (3-Month Term SOFR + 710 basis points), 4/20/2037
2,4,5
750,000 764,243

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
7
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
BlueMountain CLO Ltd.
Series 2020-29A-D2R 8.180% (3-Month Term SOFR + 451.2 basis points), 7/25/2034
2,4,5
1,000,000 $ 999,140
Series 2020-30A-DR 6.972% (3-Month Term SOFR + 330 basis points), 4/15/2035
2,4,5
1,250,000 1,253,506
Bryant Park Funding Ltd.
Series 2021-17RA-D1R 6.918% (3-Month Term SOFR + 325 basis points), 1/20/2038
2,4,5
1,125,000 1,128,437
Series 2021-17RA-ER 10.598% (3-Month Term SOFR + 693 basis points), 1/20/2038
2,4,5
1,000,000 993,325
Series 2023-20A-DR 7.072% (3-Month Term SOFR + 340 basis points), 4/15/2038
2,4,5
1,000,000 1,004,179
Series 2023-21A-ER 8.918% (3-Month Term SOFR + 525 basis points), 10/18/2038
2,4,5
1,000,000 1,004,244
Series 2024-22A-D 7.972% (3-Month Term SOFR + 430 basis points), 4/15/2037
2,4,5
1,000,000 1,009,866
Series 2024-22A-E 10.802% (3-Month Term SOFR + 713 basis points), 4/15/2037
2,4,5
1,000,000 1,012,745
Series 2024-23A-E 10.582% (3-Month Term SOFR + 673 basis points), 5/15/2037
2,4,5
1,000,000 1,008,252
Canyon Capital CLO Ltd.
Series 2014-1A-CR 6.678% (3-Month Term SOFR + 301.2 basis points), 1/30/2031
2,4,5
500,000 502,009
Carlyle Global Market Strategies CLO Ltd.
Series 2014-2RA-C 6.913% (3-Month Term SOFR + 306.2 basis points), 5/15/2031
2,4,5
2,000,000 2,007,786
CBAM Ltd.
Series 2018-5A-D1R 7.112% (3-Month Term SOFR + 300 basis points), 10/17/2038
2,4,5
2,000,000 2,003,329
Cedar Funding CLO Ltd.
Series 2014-4A-DR3 6.971% (3-Month Term SOFR + 330 basis points), 1/23/2038
2,4,5
625,000 625,624
Series 2023-17A-D1R 6.720% (3-Month Term SOFR + 305 basis points), 7/20/2038
2,4,5
1,500,000 1,509,896
CIFC European Funding CLO DAC
Series 3X-D 5.616% (3-Month EURIBOR + 360 basis points), 1/15/2034
2,4
2,000,000 2,380,984
CIFC Funding Ltd.
Series 2013-3RA-D 9.830% (3-Month Term SOFR + 616.2 basis points), 4/24/2031
2,4,5
1,000,000 994,473
Series 2017-4A-D 10.030% (3-Month Term SOFR + 636.2 basis points), 10/24/2030
2,4,5
2,000,000 2,024,307
Series 2021-4A-AR 5.031% (3-Month Term SOFR + 136 basis points), 7/23/2037
2,4,5
1,000,000 1,003,618
CreekSource Dunes Creek CLO Ltd.
Series 2024-1A-D 6.772% (3-Month Term SOFR + 310 basis points), 1/15/2038
2,4,5
1,000,000 1,005,239
Series 2024-1A-E 9.822% (3-Month Term SOFR + 615 basis points), 1/15/2038
2,4,5
1,000,000 1,011,266
Cumulus Static CLO DAC
Series 2024-1A-E 8.304% (3-Month EURIBOR + 624 basis points), 11/15/2033
2,4,5
2,000,000 2,378,964
Dartry Park CLO DAC
Series 1X-CRR 5.388% (3-Month EURIBOR + 335 basis points), 1/28/2034
2,4
1,750,000 2,083,907
Dewolf Park CLO Ltd.
Series 2017-1A-E 10.134% (3-Month Term SOFR + 646.2 basis points), 10/15/2030
2,4,5
1,500,000 1,504,125
Dryden CLO Ltd.
Series 2018-65A-D 7.029% (3-Month Term SOFR + 336.2 basis points), 7/18/2030
2,4,5
750,000 752,890
Series 2019-68A-DR 7.284% (3-Month Term SOFR + 361.2 basis points), 7/15/2035
2,4,5
1,000,000 999,033
Series 2019-80A-DR 6.768% (3-Month Term SOFR + 310 basis points), 1/17/2033
2,4,5
1,275,000 1,254,707
Series 2020-86A-SUB 0.00%, 7/17/2034
2,3,5
4,000,000 952,607
Series 2023-102A-D1R 6.572% (3-Month Term SOFR + 290 basis points), 10/15/2038
2,4,5
1,000,000 1,005,492
Series 2025-120A-D2 6.546% (3-Month Term SOFR + 285 basis points), 1/15/2039
2,4,5
1,000,000 1,000,232
Series 2025-120A-D3 7.846% (3-Month Term SOFR + 415 basis points), 1/15/2039
2,4,5
1,000,000 1,000,211
Series 2025-120A-E 9.146% (3-Month Term SOFR + 545 basis points), 1/15/2039
2,4,5
1,500,000 1,501,239
Dryden Euro CLO DAC
Series 2021-103X-B2R 5.150% , 1/19/2038
2
2,600,000 3,092,999
Series 2024-124X-B2 5.100% , 12/20/2037
2
2,500,000 2,973,757
Dryden Senior Loan Fund
Series 2013-30A-DR 6.713% (3-Month Term SOFR + 286.2 basis points), 11/15/2028
2,4,5
3,000,000 3,014,819

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
8
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2013-30A-FR 11.363% (3-Month Term SOFR + 751.2 basis points), 11/15/2028
2,4,5
1,000,000 $ 382,355
Series 2016-45A-DRR 6.722% (3-Month Term SOFR + 305 basis points), 10/15/2030
2,4,5
975,000 981,645
Series 2017-49A-DR 7.329% (3-Month Term SOFR + 366.2 basis points), 7/18/2030
2,4,5
1,000,000 1,003,848
Eaton Vance CLO Ltd.
Series 2013-1A-AR4 5.012% (3-Month Term SOFR + 134 basis points), 10/15/2038
2,4,5
2,000,000 2,003,905
Series 2013-1A-D1R4 6.672% (3-Month Term SOFR + 300 basis points), 10/15/2038
2,4,5
1,750,000 1,759,587
Series 2015-1A-DR 6.429% (3-Month Term SOFR + 276.2 basis points), 1/20/2030
2,4,5
1,575,000 1,581,080
Series 2020-2A-ER2 10.172% (3-Month Term SOFR + 650 basis points), 10/15/2037
2,4,5
1,000,000 1,003,997
Elmwood CLO Ltd.
Series 2019-2A-FRR 11.488% (3-Month Term SOFR + 782 basis points), 10/20/2037
2,4,5
2,000,000 1,973,014
Series 2019-3A-A1RR 5.048% (3-Month Term SOFR + 138 basis points), 7/18/2037
2,4,5
500,000 501,766
Series 2020-1A-AR 5.128% (3-Month Term SOFR + 146 basis points), 4/18/2037
2,4,5
3,500,000 3,513,408
Series 2020-3A-ARR 5.048% (3-Month Term SOFR + 138 basis points), 7/18/2037
2,4,5
2,500,000 2,508,841
Series 2021-2A-D1R 6.318% (3-Month Term SOFR + 265 basis points), 4/20/2038
2,4,5
2,000,000 2,017,532
Series 2021-3A-DR2 6.718% (3-Month Term SOFR + 305 basis points), 7/20/2038
2,4,5
3,000,000 3,025,166
Series 2021-3A-ER2 9.618% (3-Month Term SOFR + 595 basis points), 7/20/2038
2,4,5
1,500,000 1,511,037
Series 2021-5A-D1R 6.772% (3-Month Term SOFR + 310 basis points), 10/15/2037
2,4,5
1,500,000 1,500,918
Series 2021-5A-FR 12.422% (3-Month Term SOFR + 875 basis points), 10/15/2037
2,4,5
1,177,000 1,133,935
Series 2022-1A-A1R 4.968% (3-Month Term SOFR + 130 basis points), 10/20/2038
2,4,5
2,500,000 2,506,341
Series 2022-1A-ER 9.168% (3-Month Term SOFR + 550 basis points), 10/20/2038
2,4,5
2,750,000 2,727,902
Series 2022-1A-FR 11.678% (3-Month Term SOFR + 801 basis points), 10/20/2038
2,4,5
2,250,000 2,188,962
Series 2022-3A-FR 11.668% (3-Month Term SOFR + 800 basis points), 4/20/2037
2,4,5
1,100,000 1,046,280
Series 2022-6A-ER2 8.818% (3-Month Term SOFR + 515 basis points), 10/17/2038
2,4,5
1,000,000 1,012,154
Series 2022-7A-FR2 0.00%, 1/20/2039
2,5
1,000,000 995,000
Series 2023-1A-D2R 7.618% (3-Month Term SOFR + 395 basis points), 4/17/2038
2,4,5
750,000 753,923
Series 2025-3A-F 11.418% (3-Month Term SOFR + 775 basis points), 3/22/2038
2,4,5
1,500,000 1,508,700
Empower CLO Ltd.
Series 2022-1A-A1R 5.058% (3-Month Term SOFR + 139 basis points), 10/20/2037
2,4,5
2,000,000 2,007,272
Series 2022-1A-D1R 6.668% (3-Month Term SOFR + 300 basis points), 10/20/2037
2,4,5
1,500,000 1,511,895
Series 2023-1A-D1R 7.518% (3-Month Term SOFR + 385 basis points), 4/25/2038
2,4,5
1,500,000 1,524,945
Series 2023-1A-ER 11.008% (3-Month Term SOFR + 734 basis points), 4/25/2038
2,4,5
1,250,000 1,267,124
Series 2023-3A-D1R 0.00%, 1/20/2039
2,5
1,000,000 1,000,000
Series 2023-3A-D2R 0.00%, 1/20/2039
2,5
1,000,000 1,000,000
Series 2023-3A-ER 0.00%, 1/20/2039
2,5
1,000,000 1,000,000
Series 2025-1A-D2 8.168% (3-Month Term SOFR + 450 basis points), 7/20/2038
2,4,5
1,000,000 1,005,228
Flatiron CLO Ltd.
Series 2017-1A-SUB 0.00%, 5/15/2030
2,3,5
5,425,000 –
Series 2020-1A-ER2 9.139% (3-Month Term SOFR + 525 basis points), 11/20/2038
2,4,5
1,500,000 1,487,454
Galaxy CLO Ltd.
Series 2023-32A-E 10.998% (3-Month Term SOFR + 733 basis points), 10/20/2036
2,4,5
1,000,000 1,012,186
GoldenTree Loan Management EUR CLO DAC
Series 5X-E 7.276% (3-Month EURIBOR + 525 basis points), 4/20/2034
2,4
750,000 891,885
GoldenTree Loan Management US CLO Ltd.
Series 2021-9A-FR 12.128% (3-Month Term SOFR + 846 basis points), 4/20/2037
2,4,5
1,000,000 989,560
GoldenTree Loan Opportunities Ltd.
Series 2016-12A-DR 6.831% (3-Month Term SOFR + 316.2 basis points), 7/21/2030
2,4,5
1,000,000 1,006,627
Series 2016-12A-ER 9.331% (3-Month Term SOFR + 566.2 basis points), 7/21/2030
2,4,5
1,500,000 1,508,186
Golub Capital Partners Static Ltd.
Series 2024-1A-AR 4.788% (3-Month Term SOFR + 112 basis points), 7/20/2035
2,4,5
2,415,458 2,420,107

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
9
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Grippen Park CLO Ltd.
Series 2017-1A-SUB 0.00%, 1/20/2030
2,3,5
4,000,000 $ –
Highbridge Loan Management Ltd.
Series 12A-18-SUB 0.00%, 7/18/2031
2,3,5
3,500,000 12,250
Series 5A-2015-DR3 6.672% (3-Month Term SOFR + 300 basis points), 10/15/2030
2,4,5
1,250,000 1,254,765
Invesco US CLO Ltd.
Series 2023-2A-ER 11.550% (3-Month Term SOFR + 788 basis points), 4/21/2038
2,4,5
1,000,000 1,022,517
Series 2025-1A-D 6.772% (3-Month Term SOFR + 310 basis points), 7/15/2038
2,4,5
1,600,000 1,608,625
Series 2025-2A-D 6.672% (3-Month Term SOFR + 300 basis points), 7/15/2038
2,4,5
1,500,000 1,508,105
Series 2025-3A-D2 7.679% (3-Month Term SOFR + 380 basis points), 10/15/2038
2,4,5
500,000 502,141
Jamestown CLO Ltd.
Series 2018-11A-D 9.949% (3-Month Term SOFR + 628.2 basis points), 7/14/2031
2,4,5
2,000,000 1,961,370
Kennedy Lewis CLO Ltd.
Series 7A-D1R 7.669% (3-Month Term SOFR + 400 basis points), 4/22/2037
2,4,5
1,250,000 1,262,452
KKR Financial CLO Ltd.
Series 2013-1A-D1R3 7.085% (3-Month Term SOFR + 325 basis points), 10/15/2038
2,4,5
1,000,000 1,007,987
Series 2013-1A-D2R3 8.335% (3-Month Term SOFR + 450 basis points), 10/15/2038
2,4,5
1,000,000 1,004,729
Madison Park Funding Ltd.
Series 2019-35A-A1R 4.919% (3-Month Term SOFR + 125.2 basis points), 4/20/2032
2,4,5
1,205,544 1,205,544
Magnetite Ltd.
Series 2020-26A-D1R2 6.168% (3-Month Term SOFR + 250 basis points), 1/25/2038
2,4,5
2,000,000 1,990,987
Series 2020-27A-D1RR 6.318% (3-Month Term SOFR + 265 basis points), 10/20/2038
2,4,5
1,000,000 1,005,532
Series 2020-28A-D1RR 6.372% (3-Month Term SOFR + 270 basis points), 1/15/2038
2,4,5
1,000,000 1,005,284
Series 2021-29A-AR 5.022% (3-Month Term SOFR + 135 basis points), 7/15/2037
2,4,5
2,000,000 2,007,026
Menlo CLO Ltd.
Series 2024-1A-A1 5.088% (3-Month Term SOFR + 142 basis points), 1/20/2038
2,4,5
1,500,000 1,506,000
Series 2024-1A-D1 6.918% (3-Month Term SOFR + 325 basis points), 1/20/2038
2,4,5
1,375,000 1,382,190
Series 2025-2A-D1 6.968% (3-Month Term SOFR + 330 basis points), 4/20/2038
2,4,5
1,500,000 1,507,950
Series 2025-3A-D 6.894% (3-Month Term SOFR + 300 basis points), 10/16/2038
2,4,5
1,000,000 1,002,936
Milos CLO Ltd.
Series 2017-1A-ER 10.079% (3-Month Term SOFR + 641.2 basis points), 10/20/2030
2,4,5
800,000 800,018
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-ER 9.731% (3-Month Term SOFR + 606 basis points), 10/23/2037
2,4,5
1,000,000 1,004,161
Series 2021-1A-SUB 0.00%, 10/23/2037
2,3,5
5,060,500 1,542,166
Series 2022-18A-D1R 6.768% (3-Month Term SOFR + 310 basis points), 10/20/2037
2,4,5
1,000,000 996,339
Series 2022-18A-ER 9.818% (3-Month Term SOFR + 615 basis points), 10/20/2037
2,4,5
1,500,000 1,502,541
Series 2023-19A-D1R 6.672% (3-Month Term SOFR + 300 basis points), 7/15/2038
2,4,5
1,000,000 1,006,596
Series 2023-19A-D2R 8.172% (3-Month Term SOFR + 450 basis points), 7/15/2038
2,4,5
1,000,000 1,010,892
Mountain View CLO Ltd.
Series 2019-1A-DR 7.874% (3-Month Term SOFR + 420.2 basis points), 10/15/2034
2,4,5
750,000 753,034
Series 2019-2A-DR 8.272% (3-Month Term SOFR + 460 basis points), 7/15/2037
2,4,5
1,000,000 1,010,018
Neuberger Berman CLO Ltd.
Series 2016-22A-ER2 10.498% (3-Month Term SOFR + 683 basis points), 4/15/2038
2,4,5
1,000,000 1,008,228
Series 2017-16SA-D1R2 6.372% (3-Month Term SOFR + 270 basis points), 4/15/2039
2,4,5
1,750,000 1,761,254
Series 2019-32RA-D1 6.618% (3-Month Term SOFR + 295 basis points), 7/20/2039
2,4,5
2,000,000 2,010,836
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-27A-D2R 8.172% (3-Month Term SOFR + 450 basis points), 7/15/2038
2,4,5
1,000,000 1,010,044
Series 2018-27A-ER 10.422% (3-Month Term SOFR + 675 basis points), 7/15/2038
2,4,5
1,175,000 1,182,007
Series 2019-33A-D2R2 7.821% (3-Month Term SOFR + 415 basis points), 4/16/2039
2,4,5
1,000,000 1,005,193

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
10
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2020-36RA-A 4.938% (3-Month Term SOFR + 127 basis points), 7/20/2039
2,4,5
1,500,000 $ 1,502,213
Series 2021-41A-DR 6.472% (3-Month Term SOFR + 280 basis points), 4/15/2034
2,4,5
1,000,000 1,006,852
Series 2024-55A-E 10.169% (3-Month Term SOFR + 650 basis points), 4/22/2038
2,4,5
1,250,000 1,266,199
Neuberger Berman Loan Advisers Euro CLO DAC
Series 2021-1X-D 5.026% (3-Month EURIBOR + 300 basis points), 4/17/2034
2,4
1,000,000 1,194,825
New Mountain CLO Ltd.
Series CLO-1A-DRR 6.522% (3-Month Term SOFR + 285 basis points), 1/15/2038
2,4,5
1,500,000 1,507,901
Newark BSL CLO Ltd.
Series 2017-1A-CR 7.080% (3-Month Term SOFR + 341.2 basis points), 7/25/2030
2,4,5
1,250,000 1,254,887
Series 2017-1A-D 10.230% (3-Month Term SOFR + 656.2 basis points), 7/25/2030
2,4,5
2,000,000 2,009,066
Oaktree CLO Ltd.
Series 2022-1A-DR 6.772% (3-Month Term SOFR + 310 basis points), 7/15/2038
2,4,5
1,000,000 1,003,019
Series 2023-2A-A1R 5.018% (3-Month Term SOFR + 135 basis points), 7/20/2038
2,4,5
2,000,000 2,011,000
Series 2023-2A-D1R 6.718% (3-Month Term SOFR + 305 basis points), 7/20/2038
2,4,5
1,500,000 1,504,539
Series 2023-2A-ER 9.668% (3-Month Term SOFR + 600 basis points), 7/20/2038
2,4,5
1,000,000 1,006,300
Series 2024-25A-A 5.218% (3-Month Term SOFR + 155 basis points), 4/20/2037
2,4,5
4,000,000 4,016,834
OCP CLO Ltd.
Series 2014-5A-CR 6.830% (3-Month Term SOFR + 316.2 basis points), 4/26/2031
2,4,5
2,050,000 2,058,021
Series 2020-18A-ER2 9.918% (3-Month Term SOFR + 625 basis points), 7/20/2037
2,4,5
1,305,000 1,316,016
Series 2021-22A-D1R 6.668% (3-Month Term SOFR + 300 basis points), 10/20/2037
2,4,5
1,500,000 1,511,895
Series 2024-32A-D2 9.050% , 4/23/2037
2,5
1,000,000 1,007,430
Series 2024-32A-E 10.431% (3-Month Term SOFR + 676 basis points), 4/23/2037
2,4,5
895,000 906,536
OCP Euro DAC
Series 2025-12A-B2 4.700% , 1/20/2038
2,5
1,000,000 1,191,700
Octagon Investment Partners Ltd.
Series 2013-1A-DR2 6.430% (3-Month Term SOFR + 276.2 basis points), 1/25/2031
2,4,5
1,805,000 1,812,075
Series 2018-18A-C 6.633% (3-Month Term SOFR + 296.2 basis points), 4/16/2031
2,4,5
1,000,000 1,003,948
Series 2019-1A-D1R 6.681% (3-Month Term SOFR + 285 basis points), 10/15/2038
2,4,5
800,000 798,955
Octagon Ltd.
Series 2021-1A-D 7.034% (3-Month Term SOFR + 336.2 basis points), 10/15/2034
2,4,5
1,000,000 997,730
Series 2022-1A-D 7.552% (3-Month Term SOFR + 370 basis points), 5/15/2035
2,4,5
1,000,000 978,816
Series 2023-1A-D1R 6.418% (3-Month Term SOFR + 275 basis points), 10/20/2038
2,4,5
1,000,000 1,006,755
Series 2023-1A-ER 9.418% (3-Month Term SOFR + 575 basis points), 10/20/2038
2,4,5
1,000,000 1,009,169
OHA Credit Funding Ltd.
Series 2021-8A-D1R 6.318% (3-Month Term SOFR + 265 basis points), 1/20/2038
2,4,5
2,000,000 2,016,328
OZLM Ltd.
Series 2014-6A-CT 6.568% (3-Month Term SOFR + 290 basis points), 4/17/2031
2,4,5
1,750,000 1,757,522
Series 2014-6A-DS 9.979% (3-Month Term SOFR + 631.2 basis points), 4/17/2031
2,4,5
1,500,000 1,385,718
Series 2017-21A-C 6.599% (3-Month Term SOFR + 293.2 basis points), 1/20/2031
2,4,5
1,500,000 1,505,786
Series 2018-20A-C 6.879% (3-Month Term SOFR + 321.2 basis points), 4/20/2031
2,4,5
1,500,000 1,505,779
Post CLO Ltd.
Series 2018-1X-FR 13.671% (3-Month Term SOFR + 1,000 basis points), 10/16/2037
2,4
1,500,000 1,495,922
Series 2022-1A-DR 0.00%, 4/20/2035
2,5
1,000,000 1,000,000
Series 2023-1A-D1R 6.518% (3-Month Term SOFR + 285 basis points), 10/20/2038
2,4,5
1,500,000 1,512,883
Series 2023-1A-ER 9.168% (3-Month Term SOFR + 550 basis points), 10/20/2038
2,4,5
2,000,000 2,024,071
Series 2024-1A-E 10.468% (3-Month Term SOFR + 680 basis points), 4/20/2037
2,4,5
1,000,000 1,012,865
Series 2024-2A-A1 5.088% (3-Month Term SOFR + 142 basis points), 1/20/2038
2,4,5
2,000,000 2,003,724
Series 2025-1A-D2 7.610% (3-Month Term SOFR + 390 basis points), 1/20/2039
2,4,5
900,000 898,848
Series 2025-1A-E 9.110% (3-Month Term SOFR + 540 basis points), 1/20/2039
2,4,5
1,000,000 1,000,169

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
11
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Recette CLO Ltd.
Series 2015-1A-FRR 12.399% (3-Month Term SOFR + 873.2 basis points), 4/20/2034
2,4,5
1,754,906 $ 1,553,432
Series 2015-1A-YRR 0.100% , 4/20/2034
2,5
1,000,000 28,602
Regatta Funding Ltd.
Series 2016-1A-A1R3 4.765% (3-Month Term SOFR + 107 basis points), 6/20/2034
2,4,5
1,500,000 1,501,733
Series 2016-1A-ER3 10.095% (3-Month Term SOFR + 640 basis points), 6/20/2034
2,4,5
1,250,000 1,245,106
Series 2017-1A-D1R 7.368% (3-Month Term SOFR + 370 basis points), 4/17/2037
2,4,5
1,000,000 1,010,035
Series 2017-1A-D2R 8.668% (3-Month Term SOFR + 500 basis points), 4/17/2037
2,4,5
500,000 504,861
Series 2017-3A-AR 5.148% (3-Month Term SOFR + 148 basis points), 7/17/2037
2,4,5
2,000,000 2,007,992
Series 2019-1A-SUB 0.00%, 10/15/2032
2,3,5
15,000,000 6,299,559
Series 2019-2A-ER 10.772% (3-Month Term SOFR + 710 basis points), 1/15/2033
2,4,5
1,000,000 1,004,503
Series 2019-2A-ER2 9.300% , 4/15/2039
4
1,000,000 1,002,500
Series 2020-1A-SUB 0.00%, 10/15/2037
2,3,5
15,000,000 8,319,109
Series 2021-5A-D2R 7.668% (3-Month Term SOFR + 400 basis points), 1/20/2038
2,4,5
1,000,000 997,532
Series 2023-2A-D2R 6.718% (3-Month Term SOFR + 305 basis points), 1/25/2039
2,4,5
1,000,000 998,806
Series 2023-2A-D3R 7.918% (3-Month Term SOFR + 425 basis points), 1/25/2039
2,4,5
1,500,000 1,498,216
Series 2025-4A-A1 5.008% (3-Month Term SOFR + 134 basis points), 7/25/2038
2,4,5
4,000,000 4,007,957
Riserva CLO Ltd.
Series 2016-3A-FRR 12.439% (3-Month Term SOFR + 877.2 basis points), 1/18/2034
2,4,5
625,000 554,573
RR Ltd.
Series 2020-8A-C2R2 7.672% (3-Month Term SOFR + 400 basis points), 1/15/2039
2,4,5
1,000,000 998,816
Series 2022-21A-DR 9.522% (3-Month Term SOFR + 585 basis points), 7/15/2039
2,4,5
1,000,000 1,006,053
Series 2022-23A-SUB 0.00%, 10/15/2123
2,3,5
17,000,000 8,790,796
Series 2024-36RA-C1R 6.422% (3-Month Term SOFR + 275 basis points), 1/15/2040
2,4,5
2,250,000 2,261,877
Sculptor CLO Ltd.
Series 29A-D2R 8.019% (3-Month Term SOFR + 435 basis points), 7/22/2038
2,4,5
1,000,000 994,102
Series 30A-ER 10.488% (3-Month Term SOFR + 682 basis points), 7/20/2038
2,4,5
1,000,000 992,778
Shackleton CLO Ltd.
Series 2013-4RA-C 6.783% (3-Month Term SOFR + 313.2 basis points), 4/13/2031
2,4,5
1,000,000 1,003,797
Series 2019-14A-DRR 6.668% (3-Month Term SOFR + 300 basis points), 7/20/2034
2,4,5
750,000 755,368
Series 2019-14A-ERR 9.568% (3-Month Term SOFR + 590 basis points), 7/20/2034
2,4,5
1,500,000 1,491,486
Signal Peak CLO Ltd.
Series 2017-4A-BR2 5.318% (3-Month Term SOFR + 165 basis points), 10/26/2034
2,4,5
1,000,000 1,002,780
Series 2017-4A-SUB 0.00%, 10/26/2034
2,3,5
5,121,212 446,187
Series 2018-5A-D1R 7.868% (3-Month Term SOFR + 420 basis points), 4/25/2037
2,4,5
1,000,000 1,009,929
Silver Point CLO Ltd.
Series 2023-2A-D1R 6.818% (3-Month Term SOFR + 315 basis points), 4/20/2038
2,4,5
1,500,000 1,512,321
Series 2025-11A-D1 6.672% (3-Month Term SOFR + 300 basis points), 7/15/2038
2,4,5
1,500,000 1,508,105
Series 2025-12A-A1 5.288% (3-Month Term SOFR + 131 basis points), 10/15/2038
2,4,5
2,000,000 2,009,033
Series 2025-9A-A1 5.192% (3-Month Term SOFR + 152 basis points), 3/31/2038
2,4,5
2,000,000 2,014,994
Sixth Street CLO Ltd.
Series 2023-22A-D1R 6.320% (3-Month Term SOFR + 265 basis points), 4/21/2038
2,4,5
2,325,000 2,340,237
Series 2024-26A-SUB 0.00%, 10/18/2037
2,3,5
13,000,000 8,298,181
Sound Point CLO Ltd.
Series 2018-2A-D 6.930% (3-Month Term SOFR + 326.2 basis points), 7/26/2031
2,4,5
1,000,000 1,002,509
Series 2019-3A-DR 7.430% (3-Month Term SOFR + 376.2 basis points), 10/25/2034
2,4,5
1,000,000 965,120
Thayer Park CLO Ltd.
Series 2017-1A-ER 12.799% (3-Month Term SOFR + 913.2 basis points), 4/20/2034
2,4,5
1,000,000 897,966

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
12
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
THL Credit Wind River CLO Ltd.
Series 2014-2A-DR 6.834% (3-Month Term SOFR + 316.2 basis points), 1/15/2031
2,4,5
1,000,000 $ 1,004,767
Series 2015-1A-ER 9.729% (3-Month Term SOFR + 606.2 basis points), 10/20/2030
2,4,5
1,500,000 1,511,601
Trestles CLO Ltd.
Series 2018-2A-A1R 5.238% (3-Month Term SOFR + 157 basis points), 7/25/2037
2,4,5
1,950,000 1,958,560
Series 2023-6A-A1R 4.848% (3-Month Term SOFR + 118 basis points), 4/25/2038
2,4,5
1,000,000 1,000,846
Trinitas CLO Ltd.
Series 2025-34A-D1 7.669% (3-Month Term SOFR + 400 basis points), 4/22/2038
2,4,5
1,500,000 1,516,305
Series 2025-34A-E 10.829% (3-Month Term SOFR + 716 basis points), 4/22/2038
2,4,5
750,000 773,874
Verdelite Static CLO Ltd.
Series 2024-1A-D 6.518% (3-Month Term SOFR + 285 basis points), 7/20/2032
2,4,5
1,000,000 1,002,327
Voya CLO Ltd.
Series 2013-1A-CR 6.884% (3-Month Term SOFR + 321.2 basis points), 10/15/2030
2,4,5
500,000 501,904
Series 2017-3A-CRR 6.768% (3-Month Term SOFR + 310 basis points), 4/20/2034
2,4,5
3,000,000 3,020,531
Series 2018-1A-C 6.529% (3-Month Term SOFR + 286.2 basis points), 4/19/2031
2,4,5
2,000,000 2,007,720
Series 2019-1A-D1RR 6.722% (3-Month Term SOFR + 305 basis points), 10/15/2037
2,4,5,6
1,000,000 1,007,908
Series 2020-2A-D2RR 7.668% (3-Month Term SOFR + 400 basis points), 1/20/2038
2,4,5
1,000,000 997,532
Series 2020-3A-ARR 4.920% (3-Month Term SOFR + 125 basis points), 1/20/2038
2,4,5
1,500,000 1,502,123
Series 2020-3A-D1RR 6.370% (3-Month Term SOFR + 270 basis points), 1/20/2038
2,4,5
1,000,000 1,003,058
Series 2020-3A-D2RR 7.520% (3-Month Term SOFR + 385 basis points), 1/20/2038
2,4,5
1,000,000 997,500
Series 2021-1A-INC 0.00%, 7/15/2034
2,3,5
9,100,000 4,515,163
Series 2022-4A-ER 10.368% (3-Month Term SOFR + 670 basis points), 4/20/2037
2,4,5
250,000 252,908
Voya Euro CLO DAC
Series 1A-B2R 5.150% , 10/15/2037
2,5
2,000,000 2,375,204
Series 9X-B1 3.872% (3-Month EURIBOR + 195 basis points), 10/15/2038
2,4
1,875,000 2,240,558
Whitebox CLO Ltd.
Series 2019-1A-D2R3 7.418% (3-Month Term SOFR + 375 basis points), 1/24/2037
2,4,5
1,000,000 1,009,800
Series 2023-4A-D1R 7.568% (3-Month Term SOFR + 390 basis points), 4/20/2036
2,4,5
2,000,000 2,013,598
Series 2023-4A-ER 10.148% (3-Month Term SOFR + 648 basis points), 4/20/2036
2,4,5
1,000,000 1,014,492
Series 2023-4A-SUB 0.00%, 4/20/2036
2,3,5
4,000,000 2,196,152
Wind River CLO Ltd.
Series 2014-3A-DR2 7.331% (3-Month Term SOFR + 366.2 basis points), 10/22/2031
2,4,5
750,000 752,896
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $376,681,895) 372,190,331
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
DBUBS Mortgage Trust
Series 2011-LC3A-PM2
, 5.268% , 5/10/2044
2,3,5
203,000 133,225
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A
, 2.954% , 11/5/2034
2,5
4,953,772 4,415,953
WFLD Mortgage Trust
Series 2014-MONT-D
, 3.755% , 8/10/2031
2,3,5
500,000 427,161
Worldwide Plaza Trust
Series 2017-WWP-F
, 3.596% , 11/10/2036
3,5
750,000 3,851

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
13
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
XRL ALC LLC
Series 2025-OZK-B1
, 13.500% , 7/15/2028
5
2,500,000 $ 2,528,389
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $7,966,550) 7,508,579
CONVERTIBLE BONDS —0. 1%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0. 1%
XPLR Infrastructure LP
2.500%, 6/15/2026
5,7
700,000 688,660
TOTAL CONVERTIBLE BONDS
(Cost $691,143) 688,660
CORPORATE BONDS —4.9%
BUILDING PRODUCTS — 0.2%
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031
2,5
1,000,000 1,066,685
CAPITAL MARKETS — 0.2%
Osaic Holdings, Inc.
8.000%, 8/1/2033
2,5
1,024,000 1,061,944
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.625%, 6/1/2028
2,5
425,000 419,471
APCOA GmbH
6.000%, 4/15/2031
2,8
1,000,000 1,206,197
Reworld Holding Corp.
4.875%, 12/1/2029
2,5
1,050,000 1,017,346
2,643,014
CONSUMER FINANCE — 0.2%
Ford Motor Credit Co. LLC
2.900%, 2/10/2029
2
1,125,000 1,066,352
CONTAINERS & PACKAGING — 0.3%
Graphic Packaging International LLC
3.750%, 2/1/2030
2,5
1,275,000 1,205,233
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Virgin Media Finance plc
5.000%, 7/15/2030
2,5
1,200,000 1,049,570
ELECTRIC UTILITIES — 0.2%
Alpha Generation LLC
6.750%, 10/15/2032
2,5
1,000,000 1,037,377

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
14
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
CORPORATE BONDS (Continued)
ENERGY EQUIPMENT & SERVICES — 0.3%
Star Holding LLC
8.750%, 8/1/2031
2,5
1,200,000 $ 1,204,430
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Global Medical Response, Inc.
7.375%, 10/1/2032
2,5
715,000 739,821
HAH Group Holding Co. LLC
9.750%, 10/1/2031
2,5
982,000 928,241
National Mentor Holdings, Inc.
10.500%, 12/15/2030
2,5
825,000 853,227
Radiology Partners, Inc.
9.781%, 2/15/2030
2,5
525,000 499,411
Surgery Center Holdings, Inc.
7.250%, 4/15/2032
2,5
1,200,000 1,209,676
4,230,376
HOTELS, RESTAURANTS & LEISURE — 0.4%
Penn Entertainment, Inc.
4.125%, 7/1/2029
2,5
950,000 882,296
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.625%, 3/1/2030
2,5
925,000 844,720
1,727,016
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Atlantica Sustainable Infrastructure Ltd.
4.125%, 6/15/2028
2,5
879,000 863,054
INSURANCE — 0.1%
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC
8.125%, 2/15/2032
2,5
550,000 561,009
MEDIA — 0.1%
EW Scripps Co. (The)
9.875%, 8/15/2030
2,5
350,000 349,038
OIL, GAS & CONSUMABLE FUELS — 0.1%
Northriver Midstream Finance LP
6.750%, 7/15/2032
2,5
425,000 432,706
PROFESSIONAL SERVICES — 0.3%
CoreLogic, Inc.
4.500%, 5/1/2028
2,5
1,425,000 1,399,540
SOFTWARE — 0. 2%
Ellucian Holdings, Inc.
6.500%, 12/1/2029
2,5
597,000 588,972

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
15
See accompanying Notes to Consolidated Financial Statements
Principal
Amount Value
CORPORATE BONDS (Continued)
SOFTWARE (Continued)
UKG, Inc.
6.875%, 2/1/2031
2,5
625,000 $ 624,997
1,213,969
SPECIALTY RETAIL — 0.2%
Petco Health & Wellness Co., Inc.
8.250%, 2/1/2031
2,5
930,000 933,310
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Beach Acquisition Bidco LLC
10.000%, 7/15/2033
2,5
948,643 1,039,550
TOTAL CORPORATE BONDS
(Cost $22,849,673) 23,084,173
Number
of Shares
COMMON STOCKS —0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0%†
Correct Care Solutions
9
395 2,372
Correct Care Solutions
9
395 198
Wellpath Recovery Solutions
9
106 2,323
4,893
HOTELS, RESTAURANTS & LEISURE — 0.1%
Aimbridge Acquisition Co., Inc.
*
6,465 329,715
TOTAL COMMON STOCKS
(Cost $433,851) 334,608
EXCHANGE TRADED FUNDS —0.5%
Palmer Square CLO Senior Debt ETF
10
42,494 869,852
Palmer Square Credit Opportunities ETF
10
68,551 1,417,978
2,287,830
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,276,096) 2,287,830

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
16
See accompanying Notes to Consolidated Financial Statements
Number
of Shares Value
SHORT-TERM INVESTMENTS — 5. 8%
Money Market Funds — 5. 8%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.57%
11
27,692,610 $ 27,692,610
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,692,610) 27,692,610
TOTAL INVESTMENTS — 106.2%
(Cost $509,137,138) 502,165,178
Liabilities in Excess of Other Assets — (6.2)% (29,375,992)
TOTAL NET ASSETS — 100.0% $ 472,789,186
Principal
Amount
SECURITIES SOLD SHORT — (0.2)%
CORPORATE BONDS —(0.2)%
INTERACTIVE MEDIA & SERVICES — (0.1)%
Ziff Davis, Inc.
4.625%, 10/15/2030
2,5
(375,000) (354,942)
TEXTILES, APPAREL & LUXURY GOODS — (0. 1 )%
Crocs, Inc.
4.125%, 8/15/2031
2,5
(750,000) (687,036)
TOTAL CORPORATE BONDS
(Proceeds$(1,042,074)) (1,041,978)
TOTAL SECURITIES SOLD SHORT — (0.2)%
(Proceeds$(1,042,074)) (1,041,978)
Abbreviations:
EUR Euro
ETF Exchange-Traded Fund
SOFR Secured Overnight Financing Rate
*
Non-income producing security.
†
Rounds to less than 0.1% of net assets.
1
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
2
Callable.

Palmer Square Opportunistic Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)
17
See accompanying Notes to Consolidated Financial Statements
3
Variable rate security.
4
Floating rate security.
5
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $381,019,271 which represents 80.59% of total net assets of the Fund.
6
Denotes investments purchased on a when-issued or delayed delivery basis.
7
Convertible security.
8
Foreign security denominated in U.S. Dollars.
9
Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.1% of total net assets of the Fund.
The total value of these securities is $4,893.
10
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
11
The rate is the annualized seven-day yield at period end.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sale
Contracts Counterparty
Currency
Exchange
Settlement
Date
Currency
Amount
Sold
Value At
Settletment
Date
Value At
January 31, 2026
Unrealized
Appreciation
(Depreciation)
Euro JP Morgan EUR per USD 3/27/2026 $ (1,000,000) $ (1,188,349) $ (1,101,164) $ (87,185)
Euro JP Morgan EUR per USD 7/23/2026 (2,500,000) (2,986,572) (3,007,435) 20,863
Euro JP Morgan EUR per USD 3/19/2027 (1,875,000) (2,260,475) (2,269,886) 9,411
Euro JP Morgan EUR per USD 2/27/2026 (2,600,000) (3,085,185) (3,033,131) (52,053)
Euro JP Morgan EUR per USD 3/3/2026 (1,750,000) (2,076,925) (2,047,946) (28,979)
Euro JP Morgan EUR per USD 3/23/2026 (3,541,000) (4,207,022) (4,177,498) (29,524)
Euro JP Morgan EUR per USD 4/14/2026 (8,500,000) (10,109,622) (9,938,302) (171,320)
(25,914,150) (25,575,362) (338,787)
TOTAL FORWARD FOREIGN CURRENCY
EXCHANGE CONTRACTS $ (25,914,150) $ (25,575,362) $ (338,787)

Palmer Square Opportunistic Income Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of January 31, 2026 (Unaudited)
18
See accompanying Notes to Consolidated Financial Statements
Security Type/Sector
Percent of Total
Net Assets
Bonds
Corporate Bonds 4 .9%
Commercial Mortgage-Backed Securities 1 .6%
Convertible Bonds 0 .1%
Total Bonds 6 .6%
Collateralized Loan Obligations 78 .7%
Bank Loans 14 .5%
Exchange Traded Funds 0 .5%
Common Stocks 0 .1%
Short term Investment 5 .8%
Total Investments 106 .2%
Other Assets in Excess of Liabilities (6 .2)%
Total Net assets
100 .0%

Palmer Square Opportunistic Income Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of January 31, 2026 (Unaudited)
19
See accompanying Notes to Consolidated Financial Statements
Palmer Square
Opportunistic
Income Fund
Assets:
Investments in unaffiliated issuers, at value* $ 499,877,348
Investments in affiliated issuers, at value* 2,287,830
Foreign currency, at value (proceeds $489,453) 544,471
Cash 10,236,780
Cash held by broker for securities sold short and swap contracts 4,126,130
Receivables:
Investment securities sold 6,855,399
Fund shares sold 589,856
Interest 2,012,083
Unrealized appreciation on forward foreign currency exchange contracts 30,274
Prepaid commitment fees 101,939
Prepaid expenses 38,668
Total assets 526,700,778
Liabilities:
Securities sold short, at value (proceeds $1,042,074) 1,041,978
Payables:
Funds borrowed 41,900,000
Investment securities purchased 9,822,742
Unrealized depreciation on forward foreign currency exchange contracts 369,061
Advisory fees 398,086
Shareholder servicing fees (Note 6) 68,578
Fund administration and accounting fees 127,717
Transfer agent fees and expenses 20,821
Custody fees 14,883
Auditing fees 10,133
Interest on borrowings 44,560
Trustees' fees and expenses 16,310
Commitment fees payable (Note 12) 39,446
Accrued other expenses 37,277
Total Liabilities 53,911,592
Commitments and contingencies (Note 3) —
Net Assets
$ 472,789,186
Net Assets Consists of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized) $ 476,684,492
Total accumulated earnings (deficit) (3,895,306)
Net Assets
$ 472,789,186
Class I Shares
Shares Outstanding and Net Asset Value Per Share:
Net assets applicable to shares outstanding $ 472,789,186
Shares outstanding (unlimited number of shares authorized, par value of $0.01 per share) 26,522,958
Net assets value per share
$ 17.83
*Identified Cost
Investments in unaffiliated issuers, at cost $ 506,861,042
Investments in affiliated issuers, at cost $ 2,276,096

Palmer Square Opportunistic Income Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2026 (Unaudited)
20
See accompanying Notes to Consolidated Financial Statements
Palmer Square
Opportunistic
Income Fund
Investment Income
Interest income from unaffiliated investments $ 21,999,981
Dividends from affiliated investments 44,422
Other Income 65,929
Total investment income 22,110,332
Expenses:
Advisory fees (see note 3) 2,361,054
Shareholder servicing fees (Note 6 ) 248,683
Fund administration and accounting fees 205,540
Transfer agent fees and expenses 41,400
Custody fees 1,932
Interest on securities sold short 26,577
Registration Fees 26,214
Auditing fees 10,133
Trustees' fees and expenses 61,174
Shareholder reporting fees 36,800
Legal fees 44,460
Miscellaneous 13,106
Insurance fees 16,510
Interest on Borrowings (Note 12) 1,191,685
Commitment fees (Note 12) 186,262
Total Expenses 4,471,530
Affiliated fund fees waived (Note 3) (4,223)
Net Expenses 4,467,307
Net Investment Income 17,643,025
Realized Gain (Loss) and Unrealized Appreciation (Depreciation) :
Net realized gain on:
Unaffiliated investments (566,595)
Affiliated Investments 139
Securities sold short 3,608
Forward contracts (218,402)
Swap contracts 25,029
Foreign currency transactions 9,161
Purchased option contracts 179,728
Net realized loss on investments (567,332)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments (3,058,938)
Affiliated investments 8,549
Securities sold short 96
Forward contracts (447,039)
Foreign currency transactions 11,731
Net change in unrealized depreciation of investments (3,485,601)
Net realized and unrealized loss on investments (4,052,933)
Net increase in net assets resulting from operations
$ 13,590,092

Palmer Square Opportunistic Income Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
21
See accompanying Notes to Consolidated Financial Statements
Palmer Square Opportunistic Income
Fund
For the
Six Months Ended
January 31, 2026
(Unaudited)
For the Year Ended
July 31, 2025
Increase (Decrease) in Net Assets from :
Operations
Net investment income $ 17,643,025 $ 33,795,727
Net realized loss on investments (567,332) (1,429,723)
Net change in unrealized depreciation on investments (3,485,601) (2,264,732)
Net increase in net assets resulting from operations 13,590,092 30,101,272
Distributions to Shareholders:
Distributions
Class I (18,034,332) (32,142,959)
Total distributions to shareholders (18,034,332) (32,142,959)
Capital Transactions
Net proceeds from shares sold
Class I 41,510,064 160,244,273
Reinvestment of distributions
Class I 2,995,466 5,471,811
Cost of  shares redeemed
Class I (61,059,998) (53,719,905)
Net increase (decrease) in net assets from capital transactions (16,554,468) 111,996,179
Total increase (decrease) in net assets (20,998,708) 109,954,492
Net Assets:
Beginning of period 493,787,894 383,833,402
End of period
$ 472,789,186 $ 493,787,894
Capital Share Transactions:
Shares sold
Class I 2,312,726 8,889,829
Shares reinvested
Class I 168,454 306,702
Shares redeemed
Class I (3,391,337) (2,991,584)
Net increase (decrease) in capital share transactions (910,157) 6,204,947

Palmer Square Opportunistic Income Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended January 31, 2026 (Unaudited)
22
See accompanying Notes to Consolidated Financial Statements
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities: –
Net increase (decrease) in net assets resulting from operations $ 13,590,092
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments (187,422,247)
Sales of long-term portfolio investments 172,565,308
Proceeds from securities sold short 4,811,889
Cover short securities (3,766,426)
Purchase of short-term investments, net 51,506,347
Decrease in foreign currency 270,770
Increase in cash held by broker (4,126,130)
Increase in investment securities sold receivable (4,945,742)
Decrease in interest receivable 475,598
Decrease in prepaid expenses 112,503
Decrease in investment securities purchased (9,603,796)
Decrease in cash due to broker (662,006)
Decrease in advisory fees payable (14,664)
Increase in shareholder servicing fees payable 14,883
Increase in accrued expenses payable 25,964
Net amortization on investments (1,075,655)
Net realized gain 566,457
Net change in unrealized appreciation/depreciation 3,497,332
Net cash used for operating activities 35,820,477
Cash flows provided by (used for) financing activities:
Proceeds from shares sold 41,322,175
Cost of shares redeemed (61,059,998)
Dividends paid to shareholders, net of reinvestments (15,038,866)
Draw on line of credit 1,000,000
Net cash provided by (used for) financing activities (33,776,689)
Net increase in cash 2,043,788
Cash:
Beginning of period 8,192,992
End of period
$ 10,236,780
Non cash financing activities not included herein consist of $2,995,466 of reinvested dividends
Cash paid for interest on securities sold short during the period was $26,577.
Cash paid for interest on borrowings during the period was $1,160,209.

Palmer Square Opportunistic Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
23
See accompanying Notes to Consolidated Financial Statements
Class I
Per share operating performance.
For a capital share outstanding throughout each period.
For the
Six Months Ended
January 31, 2026
(Unaudited)
For the Year Ended July 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 18.00 $ 18.08 $ 17.19 $ 16.74 $ 18.86 $ 16.82
Income from Investment Operations:
Net investment income
1
0. 68 1.40 1.82 1.56 1.08 1.02
Net realized and unrealized gain (loss) (0.1 5 ) (0.14) 0.78 0.48 (1.95) 1.95
Total from investment operations 0.53 1.26 2.60 2.04 (0.87) 2.97
Less Distributions:
From net investment income (0.60) (1.25) (1.71) (1.56) (0.90) (0.93)
Distributions from Net Realized Gain (0.10) (0.09) — (0.03) (0.35) —
Total Distributions (0.70) (1.34) (1.71) (1.59) (1.25) (0.93)
Net asset value, end of period $ 17.83 $ 18.00 $ 18.08 $ 17.19 $ 16.74 $ 18.86
Total return
2
2.91%
3
7.27% 15.82% 13.04% (4.96)% 17.96%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 472,789 $ 49 3,788 $ 38 3,833 $ 290 ,379 $ 261 ,381 $ 213 ,306
Ratio of expenses to average net assets (including
brokerage expense, interest expense and interest
on securities sold short):
Before fees waived and expenses absorbed /
recovered
4
1.89%
5
1.99% 2.34% 2.28% 1.50% 1.50%
After fees waived and expenses absorbed /
recovered
4
1.89%
5
1.99% 2.34% 2.28% 1.50% 1.57%
Ratio of net investment income to average net
assets (including brokerage expense, interest
expense and interest on securities sold short):
Before fees waived and expenses absorbed /
recovered 7.46%
5
7.81% 10.23% 9.34% 5.98% 5.63%
After fees waived and expenses absorbed /
recovered 7.47%
5
7.81% 10.23% 9.34% 5.98% 5.56%
Senior Securities
Total borrowings (000's omitted) 41,900 40,900 38,250 29,750 13,000 –
Asset coverage per $1,000 unit of senior
indebtedness 12,284 13,073 11,035 10,761 21,106 –
Portfolio Turnover Rate 34%
3
75% 59% 53% 82% 111%
1
Based on average shares outstanding for the period.
2
Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3
Not annualized.
4
If brokerage expense, commitment fees, interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 1.15% for the six months ended January 31,2026, 0.66%, 0.90%, 0.87%, 0.09%, and 0.07%, for the years ended July 31, 2025, 2024, 2023, 2022, and 2021, respectively.
5
Annualized for periods less than one year.

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)
24
1. Organization
The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1,
2014, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29,
2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.
The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”) per Share.
Subject to applicable law and approval of the Board of Trustees of the Fund (the “Board” or “Board of Trustees”), the Fund will seek to conduct such quarterly repurchase offers typically for between 5-10% of the Fund’s outstanding Shares at NAV per Share. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.
The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.
The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of
Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.
2. Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Consolidation of Subsidiary
On June 2, 2022, PSOIX Funding I LLC (“PSOIX SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the
Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes
in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of PSOIX SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of January 31, 2026, the total net assets of the
PSOIX SPV were $30,485,694 or approximately 6.45% of the Fund’s total net assets.
(b) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”)
market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
25
service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the
Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.
(c) Bank Loans
The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.
Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the
Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.
In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.
Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so
(including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the
Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.
(d) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.
(e) Collateralized Loan Obligations
Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”)
and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and
(iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
26
(f) Mortgage-Backed Securities
The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.
The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government.
Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the
US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.
Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.
The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.
(g) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(h) Futures Contracts
The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
27
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the
Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the
Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the
Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the
Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.
(i) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.
The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.
The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
28
for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.
An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns.
Swaptions are generally subject to the same risks involved in the Fund’s use of options.
Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund did not enter into any transactions in written swaptions contracts for the six months ended January 31, 2026.
(j) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The
Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(k) Forward Foreign Currency Exchanges Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.
All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled.
Counterparties to these forward contracts are major U.S. financial institutions.
(l) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations.
Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
29
next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.
Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial
Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly, or as required. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.
In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms.
At January 31, 2026, such collateral is denoted in the Fund’s Consolidated Statement of Assets and Liabilities. Also, in conjunction with the use of futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At January 31, 2026, these segregated margin deposit accounts are denoted in the Fund’s Consolidated Statement of
Assets and Liabilities.
(m) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not”
standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2026, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(n) Distributions to Shareholders
The Fund will make quarterly distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
30
(o) Counterparty Risks
The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions.
Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.
The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The
Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.
The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for
Repurchase Agreements.
International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA
Master Agreement.
3. Investment Advisory Agreement and Other Transactions with Affiliates
The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the
“Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of
1.00% of the Fund’s average daily net assets.
The Advisor has contractually agreed to waive or reduce its management fees and/or reimburse expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest on borrowings, commitment fees relating to borrowings, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. This agreement is in effect until December 1, 2026, and it may be terminated before that date only by the Fund’s Board of
Trustees.
The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
The Fund has recovered all previously available expenses.
In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Palmer Square CLO Senior Debt ETF and the Palmer Square Credit Opportunities ETF. For
the six months ended January 31, 2026, the amount of advisory fees waived is reported under “Affiliated fund fee waived” on the
Consolidated Statement of Operations.
Beginning November 3, 2025, JP Morgan Chase Bank, N.A. (“JP Morgan") serves as the Fund's Custodian and Administrator. The
Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees, and monitors

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
31
the activities of the Fund's custodian, transfer agent and accountants, pursuant to an agreement with the Adviser, on behalf of the
Fund. As compensation for such services, the Adviser pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services.
UMB Fund Services, Inc. (“UMBFS”) serves as the Fund's transfer agent. The Fund's allocated fees incurred for transfer agency services for the period ended January 31, 2026, are reported on the Consolidated Statement of Operations.
Prior to November 3, 2025, UMB Fund Services, Inc. (“UMBFS”) served as the Fund's fund accountant and co-administrator; and Mutual
Fund Administration, LLC (“MFAC”) served as the Fund's other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, served as the
Fund's custodian. The Fund's allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended January 31, 2026, are reported on the Consolidated Statement of Operations. The Fund had a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the period ended January 31, 2026, no credits were earned to reduce total fees. Foreside Financial Group, LLC
(d/b/a ACA Group), serves as the Fund's distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.
Prior to November 3, 2025, certain trustees and officers of the Trust were employees of UMBFS or MFAC. The Fund did not compensate trustees and officers affiliated with the Fund's co-administrators. For the period ended January 31, 2026, the Fund's allocated fees incurred to Trustees who are not affiliated with the Fund's co-administrators are reported on the Consolidated Statement of Operations.
Certain trustees and officers of the Trust are employees of the Advisor and its affiliate. The Fund does not compensate trustees and officers affiliated with the Fund’s Advisor.
4. Federal Income Taxes
At January 31, 2026, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
As of July 31, 2025, the components of accumulated earnings/(deficit) on tax basis were as follows:
Palmer Square
Opportunistic Income
Fund
Cost of investments $ 509,137,138
Gross unrealized appreciation $ 7,002,328
Gross unrealized depreciation (13,974,287)
Net unrealized appreciation (depreciation) on investments $ (6,971,960)
Palmer Square
Opportunistic Income
Fund
Undistributed ordinary income $ 3,521,663
Undistributed long term capital gains $ 961,422
Tax accumulated earnings 4,483,085
Unrealized depreciation (3,950,752)
Unrealised appreciation/(depreciation) on foreign currency translations, forwards, futures and swaps $ 16,602
Total accumulated earnings (deficit) $ 548,935

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
32
The Fund utilized $0 of its capital loss carryforwards during the year ended July 31, 2025.
The tax character of the distribution paid during the fiscal years ended July 31, 2025 and July 31, 2024, were as follows:
The Fund designates $599,215 as a long-term capital gain distribution.
5. Investment Transactions
For the six months ended January 31, 2026, purchases and sales of investments, (excluding short-term investments, and derivative contracts) were as follows:
For the six months ended January 31, 2026, proceeds from securities sold short and cover short securities were as follows:
6. Shareholder Servicing Plan
The Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.
For the six months ended January 31, 2026, shareholder servicing fees incurred are disclosed on the Consolidated Statement of operations.
7. Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
8. Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Palmer Square Opportunistic Income Fund
Distribution paid from: 2025 2024
Ordinary income
$ 31,543,744 $ 30,127,100
Net long-term capital gains
$ 599,215 $ —
Total taxable distributions
$ 32,142,959 $ 30,127,100
Total distributions paid
$ 32,142,959 $ 30,127,100
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
Palmer Square Opportunistic Income Fund $ 186,480,865 $ 166,471,781 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Securities Sold Short $ 4,811,889
Cover Short Securities $ 3,766,426

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
33
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.
Palmer Square Opportunistic Income Fund Level 1 Level 2 Level 3 Total
Assets
Investments
Bank Loans $ — $ 68,378,387 $ — $ 68,378,387
Collateralized Loan Obligations — 372,190,331 — 372,190,331
Commercial Mortgage-Backed Securities — 7,508,579 — 7,508,579
Common Stocks — 329,715 4,893 334,608
Convertible Bonds — 688,660 — 688,660
Corporate Bonds — 23,084,173 — 23,084,173
Exchange Traded Funds 2,287,830 — — 2,287,830
Short-Term Investments 27,692,610 — — 27,692,610
Total Investments $ 29,980,440 $ 472,179,845 $ 4,893 $ 502,165,178
Forward Currency Contracts
— 30,274 — 30,274
Liabilities
Investments
Corporate Bonds — 1,041,978 — 1,041,978
Total Investments $ — $ 1,041,978 $ — $ 1,041,978
Forward Currency Contracts
— 369,061 — 369,061
Total Liabilities $ — $ 1,411,039 $ — $ 1,411,039

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
34
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2026:
1
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.
A decrease to the unobservable input would have the opposite effect.
9. Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated
Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of January 31, 2026 by risk category are as follows:
Palmer Square Opportunistic Income Fund Bank Loans Common Stocks
Balance as of July 31, 2025 1,997,292 434,154
Transfer into Level 3 – –
Transfers out of Level 3 – (426,690)
Total gains or losses for the period
Included in earnings (or changes in the assets) – –
Net Purchases – 95
Net Sales (1,997,292) –
Balance as of January 31, 2026 – 7,559
Changes in unrealized gains or losses for the period included in earnings (or changes in next assets) for assets held at the end of the reporting period – (2,666)
Asset Class
Fait Value
at
1/31/2026
Valuation
Technique(s)
Unobservable
Input Range of Input
Weighted
Average
Impact to
Valuation from an
Increase in Input
(1)
Common Stocks $2,570 Market Approach Single Broker Quote $0.50 - $15.00 7.50 Increase
Common Stocks $2,323 Market Approach Single Broker Quote $ 20.00- $23.00 21.50 Increase
Derivatives not designated as hedging instruments
Credit
Contracts
Equity
Contracts
Foreign
Exchange
Contracts
Interest
Rate
Contracts Total
Palmer Square Opportunistic Income Fund
Asset
Unrealized depreciation on forward
foreign currency exchange contracts $ – $ – $ 30,274 $ – $ 30,274
$ – $ – $ 30,274 $ – $ 30,274
Liabilities
Unrealized depreciation on forward
foreign currency exchange contracts $ – $ – $ 369,061 $ – $ 369,061
$ – $ – $ 369,061 $ – $ 369,061

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
35
The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2026 are as follows:
The notional amount and the number of contracts are included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative investments as of January 31, 2026 are as follows:
10.  Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.
A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master
Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement.
To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
The Fund did not hold swap contracts at January 31, 2026.
Derivatives not designated as hedging instruments
Credit
Contracts
Equity
Contracts
Foreign
Exchange
Contracts
Interest
Rate
Contracts Total
Palmer Square Opportunistic Income Fund
Realized Gain (Loss) on
Derivatives
Purchased option contracts $ – $ 179,728 $ – $ – $ 179,728
Forward contracts $ – $ – $ (218,402) $ – $ (218,402)
Swap contracts $ – $ – $ – $ 25,029 $ 25,029
$ – $ 179,728 $ (218,402) $ 25,029 $ (13,645)
Palmer Square Opportunistic Income Fund
Net change in unrealized
Appreciation (Depreciation)
on Derivatives
Credit
Contracts
Equity
Contracts
Foreign
Exchange
Contracts
Interest
Rate
Contracts Total
Forward contracts $ – $ – $ (447,039) $ – $ (447,039)
$ – $ – $ (447,039) $ – $ (447,039)
Palmer Square Opportunistic Income Fund
Derivatives not designated as hedging instruments
Equity contracts Purchased option contracts Notional amount $ 15,850,000
Foreign exchange contracts Forward contracts - Short Notional amount (23,890,075)

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
36
11. Unfunded Commitments
The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the
Statement of Assets and Liabilities. As of January 31, 2026, the Income Plus Fund and the Ultra-Short Duration Investment Grade Fund
had no unfunded loan commitments outstanding.
12. Line of Credit
The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) had entered into a Senior Secured
Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. The Fund was permitted to borrow up to the lesser of the available credit line amount or an amount up to 10% of the adjusted net assets of the Fund. The purpose of the Facility was to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement incurred interest at the Wall Street
Journal Prime rate minus 50bps, with a minimum rate of 6.00%. As compensation for holding the lending commitment available, the
Palmer Square Funds were charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the period ended January 31, 2026 were $18,162. The Facility expired in accordance with its stated
maturity on October 29, 2025 and was not renewed. The Fund did not borrow under the line of credit agreement during the period ended January 31, 2026.
PSOIX SPV has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with Bank of America, n.a. The Fund is permitted to borrow up to $75,000,000 under the Facility. The purpose of the Facility is to provide financing for investment purposes.
Loans under the Facility may be base rate loans or SOFR loans. Base rate loans will bear interest at the highest of (a) the Federal Funds
Rate plus 1/2 of 1%, (b) the Prime Rate in effect for such day (c) SOFR published on such day by the SOFR Administrator on the Federal
Reserve Bank of New York’s website (or any successor source) plus 0.10% and (d) 0.00%. SOFR loans bear interest at the rate of 1.40%
plus the Secured Overnight Financing Rate as administered by the Federal Reserve Bank of New York. The Facility requires the payment of 1.30% on the First Unused Amount (on and after the closing date and prior to the five-month anniversary of the closing date, $0 on and after the five-month anniversary of the closing date, the greater of $0 and an amount equity to 70% of the aggregate commitments minus total outstanding loans). The facility also requires the payment of 0.50% on the Second Unused Amount (on and after the closing date and prior to the five-month anniversary of the closing date, an amount equal to the aggregate commitments minus total outstanding loans; on and after the five-month anniversary of the closing date, an amount equal to the aggregate commitments minus the greater of total outstanding loans and 70% of the aggregate commitments). The Fund paid $203,185 as an upfront fee in connection with the extension of this Credit Agreement. Such amount is shown as Prepaid commitment fees in the Consolidated
Statement of Assets and Liabilities, and it is being amortized over a three-year period from the date of payment. For the period ended
January 31, 2026, the average daily balance outstanding and weighted average interest rate were $41,492,391 and 5.47%, respectively.
The commitment fees and interest on borrowings for the period ended January 31, 2026 were $168,100 and $1,191,685, respectively.
As of January 31, 2026, the outstanding line of credit balance was $41,900,000. The maximum amount borrowed was $41,900,000 on
October 14, 2025 through January 31, 2026.
13. Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Funds have ownership of a least 5% of the voting securities or any securities issued by
Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments.
Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables
Loan Principal Cost Value
Unrealized
Appreciation/
(Depreciation)
First Eagle Holdings, Inc. $ 109,375 $ 109,375 $ 108,674 $ (701)
Raven Acquisition Holdings LLC 50,000 49,750 49,569 (181)
Salas O'Brien, Inc. 71,429 71,250 71,607 357

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
37
below reflect transactions during the period with entities that are affiliates as of January 31, 2026, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:
14. Capital Stock
The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares. The minimum initial investment in the
Fund by any investor is $100,000. However, there is no initial or subsequent investment minimums for accounts maintained by financial institutions (such as registered investment advisers and trusts) for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans (e.g., 401(k) or 457(b) retirement plans; (3) mutual fund platforms; and (4) consulting firms. In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of Palmer Square Capital Management, LLC (the “Advisor”) or Foreside Fund Services, LLC
(the “Distributor”) or any of their affiliates. Minimum investment amounts may be waived in the discretion of the Fund or the Advisor.
The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares but will use commercially reasonable efforts to sell the shares.
A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.
Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV outstanding shares of the Fund. The results of the repurchase offers conducted for the six months ended January 31, 2026 are as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized
Gain
(Loss) Amortization
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a
a   a   a   a   a   a   a
Palmer Square Opportunistic Income Fund
Palmer Square CLO Senior
Debt ETF $463,797 $3,511,397 $(3,110,304) $ 1,799
$—
$ 3,163 $ 869,852 42,494 $ 10,398
Palmer Square Credit
Opportunities ETF $905,738 $2,904,773 $(2,396,259) (1,660)
$—
5,386 1,417,978 68,551 34,024
Total Affiliated Securities $1,369,535 $6,416,170 $(5,506,563) $139 $— $8,549 2,287,830 111,045 $44,422
Shares Beginning
of Period Purchases Sales
Shares End of
Period
Palmer Square Opportunistic Income Fund
Palmer Square CLO Senior Debt ETF 22,791 171,792 (152,089) 42,494
Palmer Square Credit Opportunities ETF 44,032 140,195 (115,676) 68,551

Palmer Square Opportunistic Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued
January 31, 2026 (Unaudited)
38
15. Market Disruption and Geopolitical Risks
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment.
The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
16. Subsequent Events
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.
The Fund declared a distribution to shareholders of record on March 24, 2026, payable on March 31, 2026, as follows:
There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.
Commencement
Date
Repurchase
Request Deadline
Repurchase
Pricing date
Net Asset
Value as of
Repurchase
Ofer Date
Shared
Repurchased
Amount
Repurchased
Percentage
of
Outstanding
Shares
Repurchased
July 14, 2025 August 08, 2025 August 08, 2025 $18.03 2,165,342.390 $39,041,123.33 $ 7.86%
October 10, 2025 November 07, 2025 November 07, 2025 $17.97 1,201,524.740 $21,591,399.58 $ 4.48%
Long -Term
Capital Gain
Short-Term
Capital Gain Income
$– $– $0.28472

Palmer Square Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
39
Board Consideration of Investment Advisory Agreements
At a meeting held on August 21, 2025, the Board of Trustees (the “Board”) of Palmer Square Opportunistic Income Fund (the “Trust”
or the “Fund”), each member of which is not an “interested person” of the Trust (collectively, the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement between Palmer Square Capital Management LLC (the “Investment Advisor”) and the Trust,
and the Investment Advisory Agreement between PSOIX Funding I LLC (the “Subsidiary”) and the Investment Advisor (each, an
“Advisory Agreement,” and together, the “Advisory Agreements”), each for an additional one-year term. References to the “Fund”
in this discussion should be read to also refer to the Subsidiary, where the context requires. In approving renewal of the Advisory
Agreements, the Board determined that such approval was in the best interests of the Fund and its shareholders.
Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreements from the Investment
Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s financial condition, certain compliance policies and procedures, and personnel providing services to the Fund and their compensation structure; reports comparing the performance results of the Fund with the returns of the Bloomberg U.S. Aggregate Bond Index (the
“Index”), a group of comparable actively-managed interval funds selected by Broadridge Financial Solutions, Inc. (the “Peer Group”),
and a custom category consisting of actively-managed interval funds from Morningstar, Inc.’s Nontraditional Bond and Multi-Sector
Bond universes (the “Fund Universe”) for various periods ended June 30, 2025; reports comparing the investment advisory fee and total expenses of the Fund with those of its Peer Group and Fund Universe; and information regarding the Investment Advisor’s estimated profitability from its overall relationship with the Fund. With respect to the Fund’s performance and fees, the Board noted the Investment Advisor’s view that the Fund has a unique investment strategy, which makes construction of a meaningful peer group and selection of a benchmark index challenging. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreements. In addition, the Board considered information reviewed by the Board at other
Board and Board committee meetings. After reviewing the materials with representatives of the Investment Advisor, the Board met separately to consider the renewal of the Advisory Agreements.
In approving renewal of the Advisory Agreements, the Board considered a variety of factors, including those discussed below. In its deliberations, the Board did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund. The materials the
Board reviewed indicated that the total returns of the Fund for the one-, three-, five-, and ten-year periods had outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index. The Meeting Materials further indicated the Fund’s returns had outperformed the Fund Universe median for the three-, five-, and ten-year periods, but underperformed for the one-year period.
Finally, the Meeting Materials indicated the Fund’s returns were equal to or had outperformed the peer group median for the one-, three-, and five-year periods, but underperformed for the ten-year period. The Trustees noted with respect to the ten-year period, there was only one other fund in the peer group, and that fund employed a different strategy than the Fund. The Palmer
Square representatives also discussed, and the Trustees considered, the effects of leverage on the Fund’s performance, through the
Subsidiary’s use of the credit facility arrangement with Bank of America.
The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment
Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the day-to-day activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and

Palmer Square Opportunistic Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued
40
operations, the commitment of the Investment Advisor to the maintenance and growth of Fund assets, and the Investment Advisor’s compliance structure and compliance procedures.
The Board concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.
Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that (i) the investment advisory fee was below the Fund Universe and Peer Group medians; (ii) the total expenses paid was below the Peer Group median on both a gross and net basis, and the Fund Universe median on a gross basis; and (iii) the total expenses paid was above the Fund Universe median on a net basis, but below the highest quartile of total expenses of the Fund Universe on a net basis. The Board also noted
that the Fund’s advisory fee is lower than the advisory fee that the Investment Advisor charges for a private fund with a similar objective and policies as the Fund. The Board further noted the Investment Advisor charges varying advisory fees to separately managed accounts with similar objectives and policies as the Fund, and that certain of these accounts are charged the same rate as the Fund, while others are charged up to 75 basis points less than the Fund. The Board observed, however, that management of interval fund assets requires certain additional services, including compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separately managed accounts. The Board also considered the Investment Advisor’s management of the Fund’s unique investment strategy and interval fund structure. The Board concluded that the compensation payable to the Investment Advisor under the Advisory Agreements was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund and the Fund’s expenses were reasonable.
Profitability, Benefits to the Investment Advisor, and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs associated with providing services to, and profits with respect to, the Fund for the 12-month period ended June 30, 2025. The Board determined that the Investment
Advisor’s profit level with respect to the Fund was reasonable.
The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (in addition to its receipt of investment advisory fees), including beneficial effects from the review by the Fund’s
Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board noted
that although the Fund has no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.
Conclusion
Based on these and other factors, the Board concluded that renewal of the Advisory Agreements was in the best interests of the
Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreements with respect to the Fund and Subsidiary.

Palmer Square Opportunistic Income Fund
EXPENSE EXAMPLE
For the Six Months Ended January 31, 2026 (Unaudited)
41
Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
August 1, 2025 to January 31, 2026.
Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5%
annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
*Expenses are equal to the Fund’s annualized expense ratio of 1.31% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.
Beginning
Account Value
Ending
Account Value
Expenses Paid
During Period *
8/1/25 1/31/26 8/1/25-1/31/26
Actual Performance $1,000.00 $1,029.10 $10.74
Hypothetical (5% annual return before expenses) $1,000.00 $1,014.62 $10.66

Palmer Square Opportunistic Income Fund
Investment Advisor
Palmer Square Capital Management LLC
1900 Shawnee Mission Parkway, Suite 315
Mission Woods, Kansas 66205
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Custodian
JPMorgan Chase Bank, N.A.
4 New York Plaza
New York, NY 10004
Fund Administrator
JPMorgan Chase Bank, N.A.
4 New York Plaza
New York, NY 10004
Transfer Agent
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212
Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
www.acaglobal.com

FUND INFORMATION
Privacy Principles of the Palmer Square Opportunistic Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
This report is sent to shareholders of the Palmer Square Opportunistic Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.
Proxy Voting
The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866)
933-9033 or on the SEC’s website at www.sec.gov .
Fund Portfolio Holdings
The Fund files its complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at
www.sec.gov.
Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov .
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called
“householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those other members of your household, please call the Fund at (866) 933-9033.
Palmer Square Opportunistic Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033
TICKER CUSIP
Palmer Square Opportunistic Income Fund PSOIX 611776 105

(b)           Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)           Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable for closed-end investment companies.
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to shareholders filed under Item 1 of this Form.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)      Not applicable to this semi-annual report.

(a)(2)      Not applicable to this semi-annual report.

(a)(3)      Not applicable to this semi-annual report.

(a)(4)      Not applicable to this semi-annual report.

(b)           There has been no change, as of the date of the filing of this semi-annual report on Form N-CSR, to any of the portfolio managers identified in response to paragraph (a)(1) of this item in the Company’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)           The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)            There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)           Not applicable.
(b)           Not applicable.
Item 19. Exhibits.

(a)(1)      Not applicable.
(a)(2)      Not applicable
.
(a)(3)      Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.
section302
(a)(4)
Not applicable.
(a)(5)      Not applicable.
(b)           Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Palmer Square Opportunistic Income Fund

By:         /s/ Jeffrey D. Fox
Jeffrey D. Fox
President and Principal Executive Officer
March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Jeffrey D. Fox
Jeffrey D. Fox
President and Principal Executive Officer
March 31, 2026

By:
/s/ Courtney Gengler
Courtney Gengler
Treasurer and Principal Financial Officer
March 31, 2026